Pensions and other postretirement benefits (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pensions [Member]
Amounts recognized In Accumulated other comprehensive loss [Line Items]
Net actuarial gain (loss)	(3,264)	(2,720)
Prior service cost	(26)	(30)
Other postretirement benefits [Member]
Amounts recognized In Accumulated other comprehensive loss [Line Items]
Net actuarial gain (loss)	6	3
Prior service cost	(6)	(3)